SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2022	3,111,206
Granted	1,390,718
Vested	(740,398)
Forfeited	(400,491)
Outstanding as of December 31, 2022	3,361,035